Goodwill and Intangible Assets - Changes in Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 2,083
Amortization charge for the year	(156)	$ (137)
Impairment of intangible assets	(11)	(15)
Intangible assets, ending balance	2,477	2,083
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,094	2,661
Additions	230	266
Acquisitions	358	238
Foreign exchange rate movements	(31)	(71)
Disposals	(9)
Intangible assets, ending balance	3,642	3,094
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(1,011)	(882)
Foreign exchange rate movements	13	23
Amortization charge for the year	(156)	(137)
Impairment of intangible assets	(11)	(15)
Intangible assets, ending balance	(1,165)	(1,011)
Indefinite life intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	640
Intangible assets, ending balance	924	640
Indefinite life intangible assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	646	673
Additions	0	0
Acquisitions	295	0
Foreign exchange rate movements	(3)	(27)
Disposals	0
Intangible assets, ending balance	938	646
Indefinite life intangible assets | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(6)	(4)
Foreign exchange rate movements	1	0
Amortization charge for the year	0	0
Impairment of intangible assets	(9)	(2)
Intangible assets, ending balance	(14)	(6)
Finite life, Internally generated software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	369
Intangible assets, ending balance	509	369
Finite life, Internally generated software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	857	722
Additions	230	151
Acquisitions	0	0
Foreign exchange rate movements	(13)	(16)
Disposals	(4)
Intangible assets, ending balance	1,070	857
Finite life, Internally generated software | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(488)	(417)
Foreign exchange rate movements	7	15
Amortization charge for the year	(78)	(73)
Impairment of intangible assets	(2)	(13)
Intangible assets, ending balance	(561)	(488)
Finite life, Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,074
Intangible assets, ending balance	1,044	1,074
Finite life, Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,591	1,266
Additions	0	115
Acquisitions	63	238
Foreign exchange rate movements	(15)	(28)
Disposals	(5)
Intangible assets, ending balance	1,634	1,591
Finite life, Other | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(517)	(461)
Foreign exchange rate movements	5	8
Amortization charge for the year	(78)	(64)
Impairment of intangible assets	0	0
Intangible assets, ending balance	$ (590)	$ (517)